Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Reconciliation of Income Tax Expense at Official Rate to Actual Income Tax Expense

A reconciliation of income tax expense at the weighted average tax rate to the Company´s and its subsidiaries actual income tax expense in 2016, 2017 and 2018, is shown below:

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Loss before income tax	R$	(133,157)	R$	(154,222)	R$	(321,593)	US$	(82,996)
Tax rate (1)		45.37%		39.66%		34.08%		34.08%

		60,418		61,169		109,594		28,284
Increase (decrease) resulting from:
Non-deductible expenses		(20,001)		(24,789)		(21,294)		(5,496)
Unrecognized deferred tax benefits		(32,820)		(26,384)		(74,275)		(19,169)
Other		(7,597)		(9,996)		(14,227)		(3,671)

		—		—		(202)		(52)

Effective tax rate		0.00%		0.00%		0.06%		0.06%

Income tax expense	R$	—	R$	—	R$	(202)	US$	(52)

(1)	Weighted average tax rate of the Company and its subsidiaries.

Unrecognized Deferred Income Tax Assets

Deferred income tax assets may be recognized when the Company starts to experience future sustainable taxable income and it is probable that these tax benefits will be realized.

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Deductible temporary differences	R$	52,139	R$	73,407	US$	18,945
Income tax loss carry forward		195,538		211,171		54,498

Total unrecognized deferred income tax assets	R$	247,677	R$	284,578	US$	73,443

Schedule of Tax Losses Carried Forward

Tax losses carried forward for Argentina expire as follows:

	December, 31
	2018		2018
Expiry date	BRL		USD
2019	R$	2,037	US$	526
2020		2,498		645
2021		2,982		770
2022		4,283		1,105
2023		5,964		1,539

	R$	17,763	US$	4,584